As filed with the Securities and Exchange Commission on January 27, 2006
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
         Pre-Effective Amendment No.               [    ]      [   ]
         Post-Effective Amendment No.              [ 49 ]      [ X ]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

         Amendment No.                             [ 50 ]      [ X ]

                        (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)
___ on __________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on __________ pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on __________ pursuant to paragraph (a)(2)


Title of Securities being registered:  Shares of Lehman Brothers Core Bond Fund.

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 49 ON FORM N-1A

  This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 49 on Form N-1A

Part A - Lehman Brothers Institutional Class Prospectus
         Neuberger Berman Investor Class Prospectus

Part B - Statement of Additional Information for Neuberger Berman Investor
         Class and Lehman Brothers Institutional Class Shares

Part C - Other Information

Signature Pages

Exhibits

                   LEHMAN BROTHERS
                   CORE BOND FUND




[LOGO]




                   LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES

                   Prospectus January 27, 2006



























                   LEHMAN BROTHERS ASSET MANAGEMENT

                   These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, which has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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[LOGO]


                   CONTENTS

                   LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES

                   Lehman Brothers Core Bond Fund...................1


                   YOUR INVESTMENT

                   Eligible Accounts................................8

                   Maintaining Your Account.........................8

                   Buying Shares...................................11

                   Selling Shares..................................12

                   Share Prices....................................13

                   Distributions and Taxes.........................15

                   Market Timing Policy............................17

                   Fund Structure..................................17


                   THE FUND:

                   o is designed for investors seeking current income and capital appreciation

                   o offers you the opportunity to participate in financial markets through a professionally managed bond portfolio

                   o carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

                   o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.



--------------------------------------------------------------------------------
              (C)2006 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------
 Lehman Brothers Core Bond Fund                            Ticker Symbol: LBCLX
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Goal & Strategy

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.


To pursue this goal, the fund may invest in U.S. Treasury bonds, bonds guaranteed by an agency of the Federal Government, corporate bonds, commercial paper, and mortgage and other asset-backed bonds. At the time of investment, all of these securities must be at least investment-grade.

Under normal market conditions, the fund invests at least 80% of its net assets plus any borrowing for investment purposes (calculated at the time of any investment) in high quality fixed-income securities for which a ready market exists. If the securities are private-sector issues -- corporate bonds, commercial paper or bonds secured by assets such as home mortgages -- generally, they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch. The fund also considers all bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, to be high quality, although in highly unusual circumstances such bonds may present credit risk.

The investment managers consider three principal factors in managing the fund's investments:

o    the current level of and expected changes in interest rates

o    the relative attractiveness of the different sectors of the bond market:
     U.S. Treasury bonds or bonds issued by government agencies (e.g., Agency for International Development (AID), and the Federal Farm Credit System); mortgage-backed bonds; asset-backed bonds; corporate bonds and commercial paper

o    individual issue selection criteria.

INTEREST RATE STRATEGY. The managers seek to protect the value of the fund's bonds from interest rate increases -- and capture the gain in value when interest rates fall -- by managing the fund's average duration against that of the overall U.S. investment grade bond market, as measured by the Lehman Brothers Aggregate Bond Index.

The duration of all the bonds in the Lehman Brothers Aggregate Bond Index usually averages about four to five years. The fund's duration will normally vary up to one year from that average. The duration will be shorter than the market average if the managers' analysis indicates that interest rates will rise and bond prices will fall; it will be longer if the analysis indicates the opposite trend -- that rates will fall and prices will rise. The fund may deviate up to two years from the bond market's average duration, although the managers do not anticipate extending that far except in the most extreme circumstances.

The managers consider a combination of four key factors in their analysis of the future course of interest rates:

o    pace of economic activity

o    U.S. monetary policy

o    inflation expectations

o    real rates of interest.

Generally, interest rates will rise and bond prices will fall with a growing economy, when the Federal Reserve Board raises interest rates, or with a rising inflation rate. Interest rates will fall and bond prices will rise with an opposite combination of factors.

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SECTOR SELECTION. The difference in interest paid on bonds in various sectors remains fairly constant. For example, when interest rates on Treasury bonds rise, rates on corporate bonds will generally rise by a similar amount. But, depending on outside economic influences, investor sentiment and the law of supply and demand, a sector may deviate from the norm. This deviation may offer an opportunity for the fund to earn more than usual for bonds at a given level of risk. As the managers monitor the bond market, they compare the differences in sector interest rates with historical levels in an effort to profit from deviations.

INDIVIDUAL ISSUE SELECTION. When making investment decisions, the managers examine the unique characteristics of each security. These include credit quality, maturity, issue structure and mortgage prepayment risks. The managers seek to assure that the fund receives adequate compensation for the risk it is assuming and, if possible, seeks bonds that pay more than the prevailing rate of interest for the risks they involve.

The fund may change its goal without shareholder approval, although it does not currently intend to do so.


DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.


THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

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MAIN RISKS

Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.


The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.


Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.


A downgrade or default affecting any of the fund's securities would affect its performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.


Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out-paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.


The fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate typically exceeds 300%, and in some years may exceed 400%. A portfolio rate of 300% is equivalent to the fund's buying and selling all of the securities in its portfolio three times in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders may be taxed on the distributions thereof.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

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PERFORMANCE


The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

                                     [CHART]

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----    ----    ----   -----   -----    ----    ----    ----    ----    ----
3.15    9.17    7.65   -0.57   10.07    7.54    9.59    4.14    4.64    2.57


Best quarter: Q3 '01, 4.45%
Worst quarter: Q1 '96, -2.51%


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*

-----------------------------------------------
                      1 Year 5 Years 10 Years
-----------------------------------------------
Core Bond Fund
-----------------------------------------------
Return Before Taxes     2.57   5.67    5.74
-----------------------------------------------
Return After Taxes on
Distributions           0.21   3.51    3.45
-----------------------------------------------
Return After Taxes on
Sale of Fund Shares     1.74   3.61    3.51
-----------------------------------------------
Lehman Brothers
Aggregate Bond Index    2.43   5.87     6.16
-----------------------------------------------

*The fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund Institutional Class, the predecessor of the fund's Lehman Brothers Institutional Class.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE INVESTMENT GRADE BOND MARKET. IT IS COMPOSED OF SECURITIES FROM THE LEHMAN BROTHERS TREASURY, GOVERNMENT-RELATED, CORPORATE AND SECURITIZED INDICES.

PERFORMANCE MEASURES


THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 888-556-9030 OR VISIT OUR WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

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INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE

   ----------------------------------------------
   Shareholder fees                        None

   Annual operating expenses
   (% of average net assets)

   These are deducted from fund assets,
   so you pay them indirectly

             Management fees*              0.40%

   Plus:     Distribution (12b-1) fees     None

             Other expenses**              0.65%
   ----------------------------------------------
   Equals:   Total annual operating
             expenses                      1.05%
   ----------------------------------------------
   Minus:    Expense reimbursement         0.60%
   ----------------------------------------------
   Equals:   Net expenses***               0.45%
   ----------------------------------------------

  *  "Management fees" include investment management and administration fees.

 ** "Other expenses" are based on estimated amounts for the current fiscal year.

*** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to reimburse certain expenses of the fund through 10/31/2016, so that the total annual operating expenses of the Lehman Brothers Institutional Class are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the class's annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

     Prior to the reimbursement calculation, NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.20%, of the fund's average net assets through 10/31/2006.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------
             1 Year 3 Years 5 Years 10 Years
--------------------------------------------
Expenses      $46    $144    $252     $567
--------------------------------------------

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INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser.

For investment management services, the fund pays the Manager fees at the annual rate of 0.25% of the fund's average daily net assets on the first $500 million; 0.225% on the next $500 million; 0.20% on the next $500 million; 0.175% on the next $500 million; and 0.15% over $2 billion. For administrative services provided to the Lehman Brothers Institutional Class of shares, the fund pays Neuberger Berman Management Inc. fees at the annual rate of 0.15% of average daily net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the fund's annual report to shareholders dated September 30, 2005.

PORTFOLIO MANAGERS

ANDREW A. JOHNSON, is a Managing Director of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment grade fixed income and lead portfolio manager for multiple core bond portfolios, including the Lehman Brothers Core Bond Fund. He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. He is also a member of the Advisory Committee to the Sub-Adviser's Board of Directors and the Firm's Steering Committee. Prior to joining the Firm, he was a manager of financial planning and analysis at Illinois Bell. Previously, he had been an R&D engineer at Northrop Defense Systems Division. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago. He serves on the Lehman Brothers Analytics Advisory Council and Index Advisory Council.


RICHARD W. KNEE, is a Managing Director and Board member of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and lead portfolio manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities.

----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                         October 1,
                                                                                           2005 to
                                                                                         October 31,
YEAR ENDED SEPTEMBER 30,                            2001     2002    2003    2004    2005     2005
----------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Share price (NAV) at beginning of period            9.87    10.45   10.73   10.81   10.52     10.22

PLUS:   Income from investment operations

        Net investment income                       0.55     0.43    0.33    0.28    0.33      0.03

        Net gains/losses -- realized and
        unrealized                                  0.58     0.38    0.24    0.11   (0.02)    (0.11)

        Subtotal: income from investment
        operations                                  1.13     0.81    0.57    0.39    0.31     (0.08)

MINUS:  Distributions to shareholders

        Income dividends                            0.55     0.43    0.33    0.28    0.35      0.03

        Capital gain distributions                    --     0.10    0.16    0.40    0.26        --

        Subtotal: distributions to shareholders     0.55     0.53    0.49    0.68    0.61      0.03

EQUALS: Share price (NAV) at end of period         10.45    10.73   10.81   10.52   10.22     10.11

RATIOS (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------

NET EXPENSES -- ACTUAL                              0.45     0.45    0.45    0.45    0.45      0.45(3)

GROSS EXPENSES(1)                                     --       --      --      --    0.55      1.05(3)

EXPENSES(2)                                         0.45     0.45    0.45    0.45    0.45      0.45(3)

NET INVESTMENT INCOME -- ACTUAL                     5.36     4.14    3.04    2.61    3.17      3.91(3)

OTHER DATA
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                   11.71     8.08    5.43    3.72    3.05(4)  (0.73)(4)(5)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF
DOLLARS)                                          213.2    195.6   215.5   233.6    48.5      47.5

PORTFOLIO TURNOVER RATE (%)                       410      333     343     390     462        34(5)

----------------------------------------------------------------------------------------------------------

     Data prior to June 10, 2005 are from the Institutional Class of the fund's predecessor fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker, LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm. Their report, along with full financial statements, appears in the predecessor fund's most recent shareholder report.

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the fund's investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3)  Annualized.

(4) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the fund's investment management fees.

(5)  Not annualized.

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YOUR INVESTMENT

ELIGIBLE ACCOUNTS


The fund offers its shares for purchase by investors directly and through investment providers. The Lehman Brothers Institutional Class has a minimum initial investment of $1 million.

The shares of the fund described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell shares of the fund, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.


MAINTAINING YOUR ACCOUNT

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or an investment provider. Whenever you make an initial investment in the fund or add to an existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the fund's transfer agent has received your wire or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. Normally, for the fund, dividends are first earned or accrued the day after your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the fund's transfer agent receives your order to sell. Fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the fund has the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and redeem the proceeds. Fund shareholders as of the opening of regular trading on the New York Stock Exchange ("Exchange") on June 10, 2005, may continue to hold and buy fund shares.


The fund reserves the right to pay in kind for redemptions. The fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

--------------------------------------------------------------------------------

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.



The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The fund does not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the fund reserves the right to:

o    suspend the offering of shares

o    reject any purchase order

o    suspend the telephone order privilege

o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

--------------------------------------------------------------------------------


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU PURCHASE SHARES DIRECTLY OR FROM AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE SHARES OF THE FUND AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS.

PORTFOLIO HOLDINGS POLICY

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

THE COMPLETE PORTFOLIO HOLDINGS FOR THE FUND ARE AVAILABLE AT HTTP://WWW.NB.COM/IND/MUTUAL_FUNDS/PROSPECTUSES/ 15-30 DAYS AFTER EACH MONTH-END. THE FUND'S COMPLETE PORTFOLIO HOLDINGS WILL REMAIN AVAILABLE AT WWW.NB.COM UNTIL THE SUBSEQUENT MONTH-END HOLDINGS HAVE BEEN POSTED. COMPLETE HOLDINGS FOR THE FUND WILL ALSO BE AVAILABLE IN REPORTS ON FORM N-Q OR FORM N-CSR FILED WITH THE SEC. HISTORICAL PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.

--------------------------------------------------------------------------------

BUYING SHARES

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.


METHOD          THINGS TO KNOW                   INSTRUCTIONS
--------------------------------------------------------------------------------
WIRING MONEY    The minimum initial purchase     Before wiring any money,
                amount for this fund is $1       call 888-556-9030 for an order
                million                          confirmation

                                                 Have your financial institution
                                                 send your wire to State Street
                                                 Bank and Trust Company

                                                 Include your name, the fund
                                                 name, your account number and
                                                 other information as requested
--------------------------------------------------------------------------------
BY TELEPHONE    We do not accept phone orders    Call 888-556-9030 to notify us
                for an initial investment        of your purchase

                Additional shares will be        Immediately follow up with a
                purchased upon receipt of your   wire
                money by our transfer agent

                Not available on retirement
                accounts

--------------------------------------------------------------------------------

SELLING SHARES

METHOD          THINGS TO KNOW                              INSTRUCTIONS
--------------------------------------------------------------------------------
SENDING US A    We will wire the proceeds to     Send us a letter requesting us
LETTER          the bank account designated on   to sell shares signed by all
                your application or you may      registered owners; include your
                designate that you would like    name, account number, the fund
                to receive a check by mail       name, the dollar amount or
                                                 number of shares you want to
                You may need a Medallion         sell, and any other
                signature guarantee              instructions

                Please also supply us with your  If regular first-class mail,
                e-mail address and daytime       send to:
                telephone number when you write  Lehman Brothers Funds
                to us in the event we need to    Boston Service Center
                reach you                        P.O. Box 8403
                                                 Boston, MA 02266-8403

                                                 If express delivery, registered
                                                 mail, or certified mail,
                                                 send to:
                                                 Lehman Brothers Funds
                                                 c/o State Street Bank and Trust
                                                   Company
                                                 66 Brooks Drive
                                                 Braintree, MA 02184-3839
--------------------------------------------------------------------------------
SENDING US A    For amounts of up to $250,000    Write a request to sell shares
FAX                                              as described above
                Not available if you have
                changed the address on the       Call 888-556-9030 to obtain the
                account in the past 15 days      appropriate fax number

--------------------------------------------------------------------------------
CALLING IN      All phone orders to sell shares  Call 888-556-9030 to place your
YOUR ORDER      must be for at least $1,000      order
                unless you are closing out
                an account                       Give your name, account number,
                                                 the fund name, the dollar
                Not available if you have        amount or number of shares you
                declined the phone option        want to sell, and any other
                                                 instructions
                Not available if you have
                changed the address on the
                account in the past 15 days

--------------------------------------------------------------------------------

SHARE PRICES

Because Lehman Brothers Institutional Class shares of the fund do not have a sales charge, the price your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when your account sells shares. Remember that your investment provider may charge fees for its investment management services.


The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Neuberger Berman Management Inc. will process purchase orders when received on the basis of an arrangement that you will make payment on the same day by the close of the Exchange. The fund and Neuberger Berman Management Inc. reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the fund to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

--------------------------------------------------------------------------------

SHARE PRICE CALCULATIONS


THE PRICE OF LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE.

WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF THE NEUBERGER MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE TRUSTEES, INSTEAD OF BEING DETERMINED ENTIRELY BY MARKET PRICES.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund declares income dividends daily and pays them monthly. The fund makes any capital gain distributions once a year (in December).

Consult your investment adviser about whether distributions from the fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of income and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the fund may be free from state and local income taxes.


HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts and plans. Any capital gain an individual shareholder recognizes on a redemption of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

--------------------------------------------------------------------------------


TAXES AND YOU

THE TAX YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.


HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.


IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 888-556-9030.


YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF LEHMAN BROTHERS INSTITUTIONAL CLASS OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR PLAN, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

--------------------------------------------------------------------------------


MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any purchase order or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes efforts to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

FUND STRUCTURE

The fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Lehman Brothers Institutional Class shares of the fund, which is a series of Neuberger Berman Income Funds.

--------------------------------------------------------------------------------

                   NEUBERGER BERMAN INCOME FUNDS

                   LEHMAN BROTHERS INSTITUTIONAL CLASS SHARES

                   o  No load, sales charges or 12b-1 fees.

                   If you'd like further details on the fund, you can request a free copy of the following documents:

                   SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each fund's recent performance, including:


                   o a discussion by the portfolio managers about strategies and market conditions that significantly affected the fund's performance during the last fiscal year

                   o  fund performance data and financial statements

                   o  complete portfolio holdings

                   STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the fund, including:

                   o  various types of securities and practices, and their risks

                   o  investment limitations and additional policies

                   o information about the fund's management and business structure

                   The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

                   Investment manager: NEUBERGER BERMAN MANAGEMENT INC. Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

                   OBTAINING INFORMATION

                   You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

                   Neuberger Berman Management Inc.
                   605 Third Avenue 2nd Floor
                   New York, NY 10158-0180
                   800-877-9700
                   212-476-8800

                   Institutional Support Services: 888-556-9030

                   Web site: www.nb.com
                   Email: fundinquiries@nb.com

                   YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

                   YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.



SEC file number 811-3802
F0259 01/06

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company


PROSPECTUS  .  JANUARY 27, 2006




Neuberger Berman
Income Funds

Neuberger Berman Investor Class Shares

Lehman Brothers Core Bond Fund


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, which has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
--------------------------------------------------------------------------------


INVESTOR CLASS SHARES

Lehman Brothers Core Bond Fund.................... 1

YOUR INVESTMENT
Share Prices...................................... 8
Privileges and Services........................... 9
Distributions and Taxes........................... 9

Maintaining Your Account.......................... 11
Buying Shares..................................... 15
Selling Shares.................................... 16
Market Timing Policy.............................. 17
Portfolio Holdings Policy......................... 18
Fund Structure.................................... 18

THE FUND:

..   is designed for investors seeking current income and capital appreciation
..   offers you the opportunity to participate in financial markets through a professionally managed bond portfolio
..   carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares.
    These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
..   is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.


The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(C) 2006 Neuberger Berman Management Inc. All rights reserved.

Lehman Brothers
Core Bond Fund                                              Ticker Symbol: NBCNX
--------------------------------------------------------------------------------
GOAL & STRATEGY

The fund seeks to maximize total return through a combination of income and capital appreciation.

To pursue this goal, the fund may invest in U.S. Treasury bonds, bonds guaranteed by an agency of the Federal Government, corporate bonds, commercial paper, and mortgage and other asset-backed bonds. At the time of investment, all of these securities must be at least investment-grade.

Under normal market conditions, the fund invests at least 80% of its net assets plus any borrowing for investment purposes (calculated at the time of any investment) in high quality fixed-income securities for which a ready market exists. If the securities are private-sector issues -- corporate bonds, commercial paper or bonds secured by assets such as home mortgages -- generally, they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch. The fund also considers all bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, to be high quality, although in highly unusual circumstances such bonds may present credit risk.

The investment managers consider three principal factors in managing the fund's investments:

..   the current level of and expected changes in interest rates
..   the relative attractiveness of the different sectors of the bond market:
    U.S. Treasury bonds or bonds issued by government agencies (e.g., the Agency for International Development (AID) and the Federal Farm Credit System); mortgage-backed bonds; asset-backed bonds; corporate bonds; and commercial paper
..   individual issue selection criteria.

Interest Rate Strategy. The managers seek to protect the value of the fund's bonds from interest rate increases -- and capture the gain in value when interest rates fall -- by managing the fund's average duration against that of the overall U.S. investment grade bond market, as measured by the Lehman Brothers Aggregate Bond Index.

The duration of all the bonds in the Lehman Brothers Aggregate Bond Index usually averages about four to five years. The fund's duration will normally vary up to one year from that average. The duration will be shorter than the market average if the managers' analysis indicates that interest rates will rise and bond prices will fall; it will be longer if the analysis indicates the opposite trend -- that rates will fall and prices will rise. The fund may deviate up to two years from the bond market's average duration, although the managers do not anticipate extending that far except in the most extreme circumstances.

The managers consider a combination of four key factors in their analysis of the future course of interest rates:

..   pace of economic activity
..   U.S. monetary policy
..   inflation expectations
..   real rates of interest.

Generally, interest rates will rise and bond prices will fall with a growing economy, when the Federal Reserve Board raises interest rates, or with a rising inflation rate. Interest rates will fall and bond prices will rise with an opposite combination of factors.

                               1 Core Bond Fund

Sector Selection. The difference in interest paid on bonds in various sectors remains fairly constant. For example, when interest rates on Treasury bonds rise, rates on corporate bonds will generally rise by a similar amount. But, depending on outside economic influences, investor sentiment and the law of supply and demand, a sector may deviate from the norm. This deviation may offer an opportunity for the fund to earn more than usual for bonds at a given level of risk. As the managers monitor the bond market, they compare the differences in sector interest rates with historical levels in an effort to profit from deviations.

Individual Issue Selection. When making investment decisions, the managers examine the unique characteristics of each security. These include credit quality, maturity, issue structure and mortgage prepayment risks. The managers seek to assure that the fund receives adequate compensation for the risk it is assuming and, if possible, seeks bonds that pay more than the prevailing rate of interest for the risks they involve.

The fund may change its goal without shareholder approval, although it does not currently intend to do so.

   Duration and Maturity

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

   Bond Ratings

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

                               2 Core Bond Fund

                                    [GRAPHIC]




MAIN RISKS

Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.


A downgrade or default affecting any of the fund's securities would affect its performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.


Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out-paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.


The fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate typically exceeds 300%, and in some years may exceed 400%. A portfolio rate of 300% is equivalent to the fund's buying and selling all of the securities in its portfolio three times in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders may be taxed on the distributions thereof.


Other Risks

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY
U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                               3 Core Bond Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.
 Year-by-Year % Returns as of 12/31 each year*

                                    [CHART]

   1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   3.15%  8.61%  7.23% -0.97%  9.75%  7.02%  9.16%  3.83%  4.13%  2.16%

  Best quarter:  Q3 '01, 4.34%
  Worst quarter:  Q1 '96, -2.51%

 Average Annual Total % Returns as of 12/31/05*

                                1 Year   5 Years   10 Years
-------------------------------------------------------------
Core Bond Fund
Return Before Taxes              2.16     5.23       5.35
Return After Taxes on
Distributions                   -0.05     3.23       3.21
Return After Taxes on Sale of
Fund Shares                      1.48     3.33       3.27
Lehman Brothers Aggregate
Bond Index                       2.43     5.87       6.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman
Brothers Treasury, Government-Related, Corporate and
Securitized Indices.

* The fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund Investor Class, the predecessor of the fund's Neuberger Berman Investor Class.

   Performance Measures


THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT OUR WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

                               4 Core Bond Fund

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.
 Fee Table

Shareholder fees                                      None
---------------------------------------------------------
Annual operating expenses (% of average net assets)
These are deducted from fund assets, so you pay them indirectly
                  Management fees*                    0.52%
Plus:             Distribution (12b-1) fees           0.25%
                  Other expenses**                    0.81%
---------------------------------------------------------
Equals:           Total annual operating expenses     1.58%
---------------------------------------------------------
Minus:            Expense Reimbursement               0.73%
---------------------------------------------------------
Equals:           Net Expenses***                     0.85%

 Expense Example The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

         1 Year 3 Years 5 Years 10 Years
----------------------------------------
Expenses  $87    $271    $471    $1,049

* "Management fees" include investment management and administration fees.
** "Other expenses" are based on estimated amounts for the current fiscal year. *** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to reimburse certain expenses of the fund through 10/31/2016, so that the total annual operating expenses of the Neuberger Berman Investor Class are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the class's annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

Prior to the reimbursement calculation, NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.20% of the fund's average net assets through 10/31/2006.

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser.

For investment management services, the fund pays the Manager fees at the annual rate of 0.25% of the fund's average daily net assets on the first $500 million; 0.225% on the next $500 million; 0.20% on the next $500 million; 0.175% on the next $500 million; and 0.15% over $2 billion. For administrative services provided to the Neuberger Berman Investor Class of shares, the fund pays the Manager fees at the annual rate of 0.27% of average daily net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the fund's annual report to shareholders dated September 30, 2005.

                               5 Core Bond Fund

PORTFOLIO MANAGERS

Andrew A. Johnson, is a Managing Director of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment grade fixed income and lead portfolio manager for multiple core bond portfolios, including the Lehman Brothers Core Bond Fund. He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. He is also a member of the Advisory Committee to the Sub-Adviser's Board of Directors and the Firm's Steering Committee. Prior to joining the Firm, he was a manager of financial planning and analysis at Illinois Bell. Previously, he had been an R&D engineer at Northrop Defense Systems Division. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago. He serves on the Lehman Brothers Analytics Advisory Council and Index Advisory Council.

Richard W. Knee, is a Managing Director and Board member of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and lead portfolio manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities.

                               6 Core Bond Fund

Financial Highlights

                                                                                         October 1,
                                                                                           2005 to
                                                                                         October 31,
Year Ended September 30,                             2001  2002  2003  2004     2005        2005
-----------------------------------------------------------------------------------------------           -
Per-share data ($)
         Share price (NAV) at beginning of period     9.87 10.45 10.72 10.80 10.51         10.21
Plus:    Income from investment operations
         Net investment income                        0.51  0.39  0.28  0.23  0.31          0.03
         Net gains/losses - realized and unrealized   0.58  0.37  0.24  0.11 (0.04)        (0.12)
         Subtotal: income from investment operations  1.09  0.76  0.52  0.34  0.27         (0.09)
Minus:   Distributions to shareholders
         Income dividends                             0.51  0.39  0.28  0.23  0.31          0.03
         Capital gain distributions                      -  0.10  0.16  0.40  0.26             -
         Subtotal: distributions to shareholders      0.51  0.49  0.44  0.63  0.57          0.03
Equals:  Share price (NAV) at end of period          10.45 10.72 10.80 10.51 10.21         10.09
-----------------------------------------------------------------------------------------------           -
Ratios (% of average net assets)
Net expenses - actual                                 0.85  0.85  0.85  0.85  0.85          0.85/(3)/
Gross expenses/(1)/                                      -     -     -     -  1.05          1.58/(3)/
Expenses/(2)/                                         0.85  0.85  0.85  0.85  0.86          0.85/(3)/
Net investment income - actual                        4.77  3.65  2.63  2.21  3.03          3.51/(3)/
-----------------------------------------------------------------------------------------------           -
Other data
Total return (%)                                     11.27  7.56  5.01  3.29  2.64/(4)/    (0.87)/(4)(5)/
Net assets at end of period (in millions of dollars)   9.8  22.3  26.1  26.0  31.2          31.7
Portfolio turnover rate (%)                            410   333   343   390   462            34/(5)/

Data prior to June 10, 2005 are from the Institutional Class of the fund's predecessor fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker, LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm. Their report, along with full financial statements, appears in the predecessor fund's most recent shareholder report.

/(1)/Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the Fund's investment management fees.

/(2)/Shows what this ratio would have been if there had been no expense offset arrangements.

/(3)/Annualized.

/(4)/Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the Fund's investment management fees.

/(5)/Not annualized.

                               7 Core Bond Fund

Neuberger Berman
Your Investment
--------------------------------------------------------------------------------
..     SHARE PRICES


Because Neuberger Berman Investor Class shares of the fund do not have a sales charge, the price you pay for each share of the fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.


The fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

   Share Price Calculations


THE PRICE OF NEUBERGER BERMAN INVESTOR CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO NEUBERGER BERMAN INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF NEUBERGER BERMAN INVESTOR CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE. WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT


                               8 Your Investment

SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF THE NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE TRUSTEES, INSTEAD OF BEING DETERMINED ENTIRELY BY MARKET PRICES.

..     PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

Systematic Investments -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

Systematic Withdrawals -- This plan lets you arrange withdrawals of at least $100 from the fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

   Dollar-Cost Averaging

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

..     DISTRIBUTIONS AND TAXES

Distributions -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund declares income dividends daily and pays them monthly. The fund makes any capital gain distributions once a year (in December).

Unless you designate otherwise, your income dividends and capital gain distributions from the fund will be reinvested in additional shares of Neuberger Berman Investor Class. However, if you

                               9 Your Investment
prefer, you will receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check or electronic transfer to a designated bank account or invested in shares of the Investor Class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional fund shares or paid in cash.

How distributions are taxed -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the fund may be free from state and local income taxes.

How share transactions are taxed -- When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts and plans. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

   Taxes and You


THE TAX YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.


HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

                              10 Your Investment

   Backup Withholding

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.


IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.


YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

   Buying Shares Before a Distribution

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF NEUBERGER BERMAN INVESTOR CLASS OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR PLAN, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

..     MAINTAINING YOUR ACCOUNT


When you buy shares -- Instructions for buying shares from the Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the fund, your order is deemed accepted on the date you preselected on your SIP application

                              11 Your Investment
for the systematic investments to occur. Normally, for the fund, dividends are first earned or accrued the day after your purchase order is accepted.

When you sell shares -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the fund's transfer agent receives your order to sell. Fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

..   when selling more than $50,000 worth of shares
..   when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
..   when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance.

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The fund reserves the right to pay in kind for redemptions. The fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the fund's shareholders as a whole.

Uncashed checks -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares -- You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

..   both accounts must have the same registration
..   you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
..   because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                              12 Your Investment

Placing orders by telephone -- Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.



Proceeds from the sale of shares -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

..   in unusual circumstances where the law allows additional time if needed
..   if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee.

Other policies -- Under certain circumstances, the fund reserves the right to:

..   suspend the offering of shares
..   reject any exchange or purchase order
..   suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
..   change, suspend, or revoke the exchange privilege
..   suspend the telephone order privilege
..   satisfy an order to sell fund shares with securities rather than cash, for very large orders
..   suspend or postpone your right to sell fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC
..   change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

   Distribution and Shareholder Servicing Fees

THE FUND HAS ADOPTED A PLAN UNDER WHICH THE FUND'S NEUBERGER BERMAN INVESTOR CLASS SHARES PAY 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

                              13 Your Investment

   Medallion Signature Guarantees

A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

   Investment Providers

THE NEUBERGER BERMAN INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE NEUBERGER BERMAN FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

   Information Required From New Accounts

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                              14 Your Investment

..     BUYING SHARES

Method       Things to know                                           Instructions
------------------------------------------------------------------------------------------------------------------------------
Sending us a Your first investment must be at least $2,000            Fill out the application and enclose your check
check
             Additional investments can be as little as $100          If regular first-class mail, send to:
                                                                       Neuberger Berman Funds
             We cannot accept cash, money orders, starter checks,      Boston Service Center
             cashier's checks, travelers checks, or other cash         P.O. Box 8403
             equivalents                                               Boston, MA 02266-8403

             You will be responsible for any losses or fees resulting If express delivery, registered mail, or certified mail,
             from a bad check; if necessary, we may sell other        send to:
             shares belonging to you in order to cover these losses    Neuberger Berman Funds
                                                                       c/o State Street Bank and Trust Company
             All checks must be made out to "Neuberger Berman          66 Brooks Drive
             Funds"; we cannot accept checks made out to you or        Braintree, MA 02184-3839
             other parties and signed over to us
------------------------------------------------------------------------------------------------------------------------------
Wiring money A wire for a first investment must be for at least       Before wiring any money, call 800-877-9700 for an
             $2,000                                                   order confirmation

             Wires for additional investments must be for at least    Have your financial institution send your wire to State
             $1,000                                                   Street Bank and Trust Company

                                                                      Include your name, the fund name, your account
                                                                      number and other information as requested
------------------------------------------------------------------------------------------------------------------------------
Exchanging   An exchange for a first investment must be for at least  Call 800-877-9700 to place your order from another $2,000; additional investments must be for at least
fund         $1,000                                                   To place an order using FUNDfone(R), call 800-335-
                                                                      9366 or through our website at www.nb.com
             Both accounts involved must be registered in the same
             name, address and tax ID number

             An exchange order cannot be cancelled or changed
             once it has been placed
------------------------------------------------------------------------------------------------------------------------------
By telephone We do not accept phone orders for a first investment     Call 800-877-9700 to notify us of your purchase

             Additional investments must be for at least $1,000       Immediately follow up with a wire or electronic transfer

             Additional shares will be purchased when your order is   To add shares to an existing account using
             accepted                                                 FUNDfone(R), call 800-335-9366 or you can use our
                                                                      website at www.nb.com
             Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------
Setting up   All investments must be at least $100                    Call 800-877-9700 for instructions
systematic
investments

                              15 Your Investment

..     SELLING SHARES

Method          Things to know                                            Instructions
-------------------------------------------------------------------------
Sending us a    Unless you instruct us otherwise, we will mail your       Send us a letter requesting us to sell shares signed by
letter          proceeds by check to the address of record, payable to    all registered owners; include your name, account
                the registered owner(s)                                   number, the fund name, the dollar amount or number
                                                                          of shares you want to sell, and any other instructions
                If you have designated a bank account on your
                application, you can request that we wire the proceeds    If regular first-class mail, send to:
                to this account; if the total balance in all of your       Neuberger Berman Funds
                Neuberger Berman fund accounts is less than                Boston Service Center
                $200,000, you will be charged an $8.00 wire fee            P.O. Box 8403
                                                                           Boston, MA 02266-8403
                You can also request that we send the proceeds to your
                designated bank account by electronic transfer (ACH)      If express delivery, registered mail, or certified mail,
                without fee                                               send to:
                                                                           Neuberger Berman Funds
                You may need a Medallion signature guarantee               c/o State Street Bank and Trust Company
                                                                           66 Brooks Drive
                Please also supply us with your e-mail address and         Braintree, MA 02184-3839
                daytime telephone number when you write to us in the
                event we need to reach you
-------------------------------------------------------------------------
Sending us a    For amounts of up to $50,000                              Write a request to sell shares as described above
fax
                Not available if you have changed the address on the      Call 800-877-9700 to obtain the appropriate fax
                account in the past 15 days                               number
-------------------------------------------------------------------------
Calling in your All phone orders to sell shares must be for at least      Call 800-877-9700 to place your order
order           $1,000 unless you are closing out an account
                                                                          Give your name, account number, the fund name, the
                Not available if you have declined the phone option or    dollar amount or number of shares you want to sell,
                are selling shares in certain retirement accounts (The    and any other instructions
                only exception is for those retirement shareholders who
                are at least 59 1/2 or older and have their birthdates on To place an order using FUNDfone(R), call 800-335-
                file)                                                     9366 or visit our website at www.nb.com

                Not available if you have changed the address on the
                account in the past 15 days
-------------------------------------------------------------------------
Exchanging into All exchanges must be for at least $1,000                 Call 800-877-9700 to place your order
another fund
                Both accounts must be registered in the same name,        To place an order using FUNDfone(R), call 800-335-
                address and tax ID number                                 9366 or visit our website at www.nb.com

                An exchange order cannot be cancelled or changed
                once it has been placed
-------------------------------------------------------------------------
Setting up      For accounts with at least $5,000 worth of shares in      Call 800-877-9700 for instructions
systematic      them
withdrawals
                Withdrawals must be at least $100

                              16 Your Investment

   Retirement Plans

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY'RE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

   Internet Connection

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT'S MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE/SM/. IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.

..     MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes efforts to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

                              17 Your Investment

..     PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

..     FUND STRUCTURE

The fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Neuberger Berman Investor Class shares of the fund.

                              18 Your Investment

                 (This page has been left blank intentionally)

Neuberger Berman Income Funds
Neuberger Berman Investor Class Shares

If you'd like further details on the fund, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

..   a discussion by the portfolio managers about strategies and market conditions that significantly affected the fund's performance during the last fiscal year

..   fund performance data and financial statements
..   complete portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on the fund, including:

..   various types of securities and practices, and their risks
..   investment limitations and additional policies
..   information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management LLC

                                    [GRAPHIC]


   Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800 Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[LOGO]   F0258 01/06 SEC file number 811-3802






[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264

www.nb.com

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

           Neuberger Berman Investor Class Shares and Lehman Brothers
                           Institutional Class Shares


                             DATED January 27, 2006

                         LEHMAN BROTHERS Core Bond Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


     LEHMAN BROTHERS CORE Bond Fund (the "Fund") is a mutual fund that offers shares pursuant to Prospectuses dated January 27, 2006.


     The Prospectus for your share class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.


     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1
     Investment Policies and Limitations.......................................1
     Cash Management and Temporary Defensive Positions.........................3
     Additional Investment Information.........................................4

CERTAIN RISK CONSIDERATIONS...................................................22

PERFORMANCE INFORMATION.......................................................22

TRUSTEES AND OFFICERS.........................................................23

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................39
     Investment Manager and Administrator.....................................39
     Management and Administration Fees.......................................40
     Waivers and Reimbursements...............................................42
     Sub-Adviser..............................................................43
     Portfolio Manager Information............................................44
     Investment Companies Managed.............................................46
     Code of Ethics...........................................................48
     Management and Control of NB Management and Lehman Brothers Asset
          Management..........................................................49

DISTRIBUTION ARRANGEMENTS.....................................................50

ADDITIONAL PURCHASE INFORMATION...............................................52
     Share Prices and Net Asset Value.........................................52
     Automatic Investing and Dollar Cost Averaging............................52

ADDITIONAL EXCHANGE INFORMATION...............................................53

ADDITIONAL REDEMPTION INFORMATION.............................................58
     Suspension of Redemptions................................................58
     Redemptions in Kind......................................................59

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................59

ADDITIONAL TAX INFORMATION....................................................60
     Taxation of the Fund.....................................................60
     Taxation of the Fund's Shareholders......................................62

PORTFOLIO TRANSACTIONS........................................................63
     Portfolio Turnover.......................................................67
     Proxy Voting.............................................................67

PORTFOLIO HOLDINGS DISCLOSURE.................................................68

REPORTS TO SHAREHOLDERS.......................................................69

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................71

CUSTODIAN AND TRANSFER AGENT..................................................71

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................72

LEGAL COUNSEL.................................................................72

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................72

REGISTRATION STATEMENT........................................................73

FINANCIAL STATEMENTS..........................................................73

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


     The Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     At the close of business on June 10, 2005, the Fund acquired all the assets and assumed all the liabilities of Ariel Premier Bond Fund, a series of Ariel Investment Trust. Prior to that date, the Fund had no operations. Financial and performance information in this SAI prior to June 10, 2005 is that of each respective class of the Ariel Premier Bond Fund, the predecessor to the Fund for performance and accounting purposes.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

     (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

     (2) a majority of the outstanding shares of the Fund.


     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

     For purposes of its limitation on commodities, the Fund does not consider forward contracts to be physical commodities.

     For purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.


     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


     The fundamental investment policies and limitations of the Fund are as follows:

     1. BORROWING. The Fund may not borrow money, except that it may borrow money from banks for temporary or emergency purposes and not for leveraging or investment; provided that borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


     2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.


     3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. INDUSTRY CONCENTRATION. The Fund may not invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to U.S. Government and Agency Securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


     The non-fundamental investment policies and limitations of the Fund are as follows:

     1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, and may include repurchase agreements maturing in more than seven days.

     2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money exceed 5% of its total assets.

     3. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

     5. BONDS AND OTHER DEBT SECURITIES. The Fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders.


SENIOR SECURITIES: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC staff has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC staff will not raise senior securities issues under the 1940 Act.



The Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS
-------------------------------------------------

     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which the Fund normally invests. Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

     The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are disclosed in the Prospectuses. It may not buy all of the types of securities or use all of the investment techniques that are described below.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as GNMA, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


     POLICIES AND LIMITATIONS. The Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, it must invest according to its investment objective and policies.


     CORPORATE BONDS. The Fund will normally invest in corporate issues that are rated A or better by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc., each of which is a nationally recognized statistical rating organization ("NRSRO"), or that are not rated by Moody's, S&P or Fitch, Inc. but are deemed by Lehman Brothers Asset NB Management to be of comparable quality.


     The Fund may invest in investment grade corporate bonds. Usually, no single corporate issuer will comprise more than 5% of the Fund's total assets at the time of investment. The value of lower-rated corporate debt securities is more sensitive to economic changes or individual corporate developments than higher-rated investments.


     INFLATION-INDEXED SECURITIES. The Fund may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, it may earn less on it than on a conventional bond.

     Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund annually must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, it may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to it.

     POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.


     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.


     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; the Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.


     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


     In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.


     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     MONEY MARKET FUNDS. The Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.


     POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. The Fund does not have any current intention to make use of this authority. Otherwise, the Fund's investment in securities of other registered investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all registered investment companies in the aggregate.


     OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.


     As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of Lehman Brothers Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all registered investment companies in the aggregate.


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.


     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back

CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Fund's quality standards. Lehman Brothers Asset Management will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. The Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

     The Fund currently does not intend to purchase mortgage-backed securities that are not issued or guaranteed by an agency or instrumentality of the U.S. Government. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government Securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.


     FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS. Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This "pass-through" of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

     Certificates for Automobile Receivables (SUPERSCRIPT)SM ("CARS (SUPERSCRIPT)SM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders.
Certificate holders also may experience delays in payment or losses on CARS(SUPERSCRIPT)SM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

     POLICIES AND LIMITATIONS. These investments are subject to the Fund's quality, maturity, and duration standards.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.


     When-issued and delayed delivery transactions enable the Fund to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.


     POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     When the Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value
(determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.

     OPTIONS AND FORWARD CONTRACTS. As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

     FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate and bond index futures contracts and options thereon (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.

     A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

     U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to Futures is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by the Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, the Fund marks to market the value of its open Futures positions. The Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on Futures have characteristics and risks similar to those of securities options, as discussed herein.


     Although the Fund believes that the use of Futures Contracts will benefit it, if Lehman Brothers Asset Management's judgment about the general direction of the markets or about interest rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities underlying the Fund's Futures position and the securities held by or to be purchased for the Fund.


     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


     Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.


     POLICIES AND LIMITATIONS. The Fund may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates.

     The Fund does not engage in transactions in Futures or options thereon for speculation.

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.


     Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Fund may be unable to liquidate its options position and the associated cover. Lehman Brothers Asset Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.


     The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Fund sells or purchases Futures Contracts and/or writes options thereon that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR HEDGING INSTRUMENTS. The Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

     POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.


     GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. Lehman Brothers Asset Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that the Fund's use of Hedging Instruments will be successful.

     The Fund's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code") with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Fund."

     The Fund is not obligated to use any Hedging Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

     POLICIES AND LIMITATIONS. Lehman Brothers Asset Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. Lehman Brothers Asset Management intends to reduce the risk that the Fund will be unable to close out Hedging Instruments by entering into such transactions only if Lehman Brothers Asset Management believes there will be an active and liquid secondary market.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect the Fund service providers and the Fund's operations.


     CALL RISK. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.


     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     RATINGS OF FIXED INCOME SECURITIES


     The Fund may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other NRSRO (please see the Fund's prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P, Moody's, and Fitch. which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's or Fitch, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

     INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by Lehman Brothers Asset Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Lehman Brothers Asset Management will consider whether to continue holding the security. However, Lehman Brothers Asset Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 5% of its net assets.

     DURATION AND MATURITY

     Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. Lehman Brothers Asset Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.


     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Lehman Brothers Asset Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     The Fund may invest in individual securities of any duration, however, the Fund's dollar-weighted average duration will seek to equal the duration of the domestic, investment grade bond market when its outlook for interest rates is neutral. The dollar-weighted average duration will be longer when Lehman Brothers Asset Management believes that interest rates will fall and shorter when it believes interest rates will rise. The stronger Lehman Brothers Asset Management's conviction, the further the Fund's duration will diverge from the duration of the domestic, investment grade bond market, which generally averages approximately four to five years. Under normal conditions, the Fund's dollar-weighted average duration will range plus or minus one year from the duration of the domestic, investment grade bond market. Only on rare occasions will the Fund's dollar-weighted average duration reach extreme positions (plus or minus two years from the duration of the domestic, investment grade bond market).


                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.


                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share prices of the Fund will vary, and an investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

YIELD CALCULATIONS
------------------

     The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

     ("a") = dividends and interest earned during the period

     ("b") = expenses accrued for the period (net of reimbursements)

     ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends

     ("d") = the maximum offering price per share on the last day of the period

                                              6
                           YIELD = 2[(a-b + 1)  - 1]
                                      ---
                                      cd


AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectuses and in "Investment Management and Administration Services" below.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
--------------------------------------------------------

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATVD


     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                  P(1+T) = ATVDR

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

INFORMATION ABOUT THE BOARD OF TRUSTEES
---------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
Address (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE

-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
John Cannon              Trustee since    Consultant. Formerly, Chairman,           48         Independent Trustee
(75)                          1994        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund,
                                                                                               since 1992.

-------------------------------------------------------------------------------------------------------------------------
Faith Colish             Trustee since    Counsel, Carter Ledyard &                 48         Director, American
(70)                          2000        Milburn LLP (law firm) since                         Bar Retirement
                                          October 2002; formerly,                              Association (ABRA)
                                          Attorney-at-Law and President,                       since 1997
                                          Faith Colish, A Professional                         (not-for-profit
                                          Corporation, 1980 to 2002.                           membership
                                                                                               association).

-------------------------------------------------------------------------------------------------------------------------

                                       24


-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey           Trustee since    Consultant, C.A. Harvey                   48         President, Board of
(68)                         2000         Associates since June 2001;                          Associates to The
                                          formerly, Director, AARP, 1978                       National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors since 2002;
                                                                                               formerly, Member,
                                                                                               Individual Investors
                                                                                               Advisory Committee
                                                                                               to the New York
                                                                                               Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002;
                                                                                               formerly, Member,
                                                                                               American Savings
                                                                                               Education Council's
                                                                                               Policy Board
                                                                                               (ASEC), 1998 to
                                                                                               2000; formerly,
                                                                                               Member, Executive
                                                                                               Committee, Crime
                                                                                               Prevention Coalition
                                                                                               of America, 1997 to
                                                                                               2000.


-------------------------------------------------------------------------------------------------------------------------
Barry Hirsch             Trustee since    Attorney-at-Law; formerly,                48         None.
(72)                          1993        Senior Counsel, Loews
                                          Corporation (diversified financial
                                          corporation), May 2002 to April 2003;
                                          formerly, Senior Vice President,
                                          Secretary and General Counsel, Loews
                                          Corporation.

-------------------------------------------------------------------------------------------------------------------------

                                       25

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh         Trustee since    Marcus Nadler Professor                   48         Director, The Caring
(78)                          1993        Emeritus of Finance and                              Community (not-for-
                                          Economics, New York                                  profit); formerly,
                                          University Stern School of                           Director, DEL
                                          Business; formerly, Executive                        Laboratories, Inc.
                                          Secretary-Treasurer, American                        (cosmetics and
                                          Finance Association, 1961 to                         pharmaceuticals),
                                          1979.                                                1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).

-------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf         Trustee since    Retired; formerly, Vice                   48         Director,
(69)                          2000        President and Special Counsel,                       WHX Corporation
                                          WHX Corporation (holding                             (holding company)
                                          company), 1993 to 2001.                              since August 2002;
                                                                                               Director,
                                                                                               Webfinancial
                                                                                               Corporation (holding
                                                                                               company) since
                                                                                               December 2002;
                                                                                               Director, State
                                                                                               Theatre of New
                                                                                               Jersey (not-for-profit
                                                                                               theater) since 2000;
                                                                                               formerly, Director,
                                                                                               Kevlin Corporation
                                                                                               (manufacturer of
                                                                                               microwave and other
                                                                                               products).

-------------------------------------------------------------------------------------------------------------------------

                                       26

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE

-------------------------------------------------------------------------------------------------------------------------


Edward I. O'Brien        Trustee since    Formerly, Member, Investment              48         Director, Legg
(77)                          2000        Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993; formerly,
                                          representative in government                         Director, Boston
                                          relations and regulatory matters                     Financial Group (real
                                          at the federal and state                             estate and tax
                                          levels),  1974 to 1992; Adviser                      shelters), 1993 to
                                          to SIA, November 1992 to                             1999.
                                          November 1993.

-------------------------------------------------------------------------------------------------------------------------
William E. Rulon         Trustee since    Retired; formerly, Senior Vice            48         Director, Pro-Kids
(73)                          1993        President, Foodmaker, Inc.                           Golf and Learning
                                          (operator and franchiser of                          Academy (teach golf
                                          restaurants) until January 1997.                     and computer usage
                                                                                               to "at risk" children)
                                                                                               since 1998; formerly,
                                                                                               Director, Prandium,
                                                                                               Inc. (restaurants),
                                                                                               March 2001 to  July
                                                                                               2002.

-------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan        Trustee since    Founding General Partner, Oxford          48         Director, Capital
(74)                          2000        Partners and Oxford Bioscience                       Cash Management
                                          Partners (venture capital                            Trust (money market
                                          partnerships) and President,                         fund), Naragansett
                                          Oxford Venture Corporation.                          Insured Tax-Free
                                                                                               Income Fund, Rocky
                                                                                               Mountain Equity
                                                                                               Fund, Prime Cash
                                                                                               Fund, several private
                                                                                               companies and
                                                                                               QuadraMed
                                                                                               Corporation
                                                                                               (NASDAQ).

-------------------------------------------------------------------------------------------------------------------------

                                       27

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE
-------------------------------------------------------------------------------------------------------------------------

Tom D. Seip              Trustee since    General Partner, Seip                     48         Director, H&R Block,
(56)                      2000; Lead      Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company)
                           Trustee        formerly, President and CEO,                         since May 2001;
                          beginning       Westaff, Inc. (temporary                             Director, Forward
                            2006          staffing), May 2001 to January                       Management, Inc.
                                          2002; formerly, Senior Executive                     (asset management
                                          at the Charles Schwab                                company) since
                                          Corporation, 1983 to 1999,                           2001; formerly,
                                          including Chief Executive                            Director, General
                                          Officer, Charles Schwab                              Magic (voice
                                          Investment Management, Inc.                          recognition
                                          and Trustee, Schwab Family of                        software), 2001 to
                                          Funds and Schwab Investments,                        2002; formerly,
                                          1997 to 1998, and Executive                          Director, E-Finance
                                          Vice President-Retail Brokerage,                     Corporation (credit
                                          Charles Schwab Investment                            decisioning
                                          Management,1994 to 1997.                             services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director, Save-
                                                                                               Daily.com (micro
                                                                                               investing services),
                                                                                               1999 to 2003
                                                                                               formerly, Director,
                                                                                               Offroad Capital Inc.
                                                                                               (private internet
                                                                                               commerce
                                                                                               company), 1999 to
                                                                                               2002.
-------------------------------------------------------------------------------------------------------------------------

                                       28

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           48         Director, The
(58)                          1993        specializing in the insurance                        Proformance
                                          industry; formerly, Advisory                         Insurance Company
                                          Director, Securitas Capital LLC                      (personal lines
                                          (a global private equity                             property and casualty
                                          investment firm dedicated to                         insurance company)
                                          making investments in the                            since March 2004;
                                          insurance sector), 1998 to                           Director, Providence
                                          December 2002.                                       Washington
                                                                                               (property and
                                                                                               casualty insurance
                                                                                               company) since
                                                                                               December 1998;
                                                                                               Director, Summit
                                                                                               Global Partners
                                                                                               (insurance brokerage
                                                                                               firm) since October
                                                                                               2000.

-------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp           Trustee since    Regional Manager for Atlanta              48         None.
(61)                          2000        Region, Ford Motor Credit
                                          Company since August 1997;
                                          formerly, President, Ford Life
                                          Insurance Company, April 1995 to
                                          August 1997.

-------------------------------------------------------------------------------------------------------------------------

                                       29


-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                            OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)              TIME SERVED (2)        PRINCIPAL OCCUPATION(S) (3)    FUND TRUSTEE (4)      TRUSTEE
-------------------------------------------------------------------------------------------------------------------------

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
-------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*          President and    Executive Vice President and              48         Director, Dale
(65)                     Trustee since    Chief Investment Officer,                            Carnegie and
                              2002        Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Emagin
                                          Neuberger Berman since                               Corp. (public
                                          December 2005 and 2003,                              company) since
                                          respectively; formerly,                              1997; Director,
                                          Executive Vice President,                            Solbright, Inc.
                                          Neuberger Berman, December                           (private company)
                                          2002 to 2005; Director and                           since 1998;
                                          Chairman, NB Management                              Director, Infogate,
                                          since December 2002; formerly,                       Inc. (private
                                          Executive Vice President,                            company) since
                                          Citigroup Investments, Inc.,                         1997; Director,
                                          September 1995 to February                           Broadway
                                          2002;formerly, Executive Vice                        Television Network
                                          President, Citigroup Inc.,                           (private company)
                                          September 1995 to February 2002.                      since 2000.

-------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*        Chairman of the  Executive Vice President,                 48         Director and Vice
(46)                        Board and     Neuberger Berman Inc. (holding                       President,
                         Trustee since    company) since 1999; Head of                         Neuberger &
                          2000; Chief     Neuberger Berman Inc.'s                              Berman Agency,
                            Executive     Mutual Funds Business (since                         Inc. since 2000;
                          Officer since   1999) and Institutional Business                     formerly, Director,
                              1999;       (1999 to October 2005);                              Neuberger Berman
                          President from  responsible for Managed                              Inc. (holding
                          1999 to 2000    Accounts Business and                                company), October
                                          intermediary distribution since                      1999 to March
                                          October 2005; President and                          2003;Trustee, Frost
                                          Director, NB Management since
                                          1999; Managing Director,
                                          Neuberger Berman since 2005;
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          1999 to December 2005;
                                          formerly, Principal, Neuberger
                                          Berman, 1997 to 1999;
                                          formerly, Senior Vice President,
                                          NB Management, 1996 to 1999.
-------------------------------------------------------------------------------------------------------------------------

(1)  The business  address of each listed person is 605 Third Avenue,  New York, New York 10158.


(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------



                                              POSITION AND LENGTH OF
                                              ----------------------
NAME, AGE, AND ADDRESS (1)                        TIME SERVED (2)                      PRINCIPAL OCCUPATION(S) (3)
--------------------------                        ---------------                      ---------------------------
Andrew B. Allard (44)                     Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman
                                                 Officer since 2002           since 2006; Deputy General Counsel,
                                                                              Neuberger Berman since 2004; formerly,
                                                                              Vice President, Neuberger Berman, 2000
                                                                              to 2006; formerly, Associate General
                                                                              Counsel, Neuberger Berman, 1999 to
                                                                              2004; formerly, Associate General
                                                                              Counsel, NB Management, 1994 to 1999;
                                                                              Anti-Money Laundering Compliance
                                                                              Officer, fifteen registered investment
                                                                              companies for which NB Management acts
                                                                              as investment manager and administrator
                                                                              (seven since 2002, three since 2003,
                                                                              four since 2004 and one since 2005).

Michael J. Bradler (35)                    Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005).

Claudia A. Brandon (49)                         Secretary since 1985          Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000 and Assistant
                                                                              Secretary since 2004; Vice President,
                                                                              Neuberger Berman since 2002 and Employee
                                                                              since 1999; formerly, Vice President, NB
                                                                              Management, 1986 to 1999; Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005).

Robert Conti (49)                            Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman, 1999 to 2003; Senior Vice
                                                                              President, NB Management since 2000;
                                                                              formerly, Controller, NB Management, 1994 to
                                                                              1996; formerly, Treasurer, NB Management,
                                                                              1996 to 1999; Vice President, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005).

                                                         32


                                              POSITION AND LENGTH OF
                                              ----------------------
NAME, AGE, AND ADDRESS (1)                        TIME SERVED (2)                      PRINCIPAL OCCUPATION(S) (3)
--------------------------                        ---------------                      ---------------------------

Brian J. Gaffney (52)                        Vice President since 2000        Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; formerly, Vice President, NB
                                                                              Management, 1997 to 1999; Vice President,
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (three since 2000,
                                                                              four since 2002, three since 2003, four
                                                                              since 2004 and one since 2005).

Maxine L. Gerson (55)                   Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman
                                        (only for purposes of sections 307    since 2002; Deputy General Counsel and
                                        and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman since
                                        of 2002)                              2001; formerly, Vice President, Neuberger
                                                                              Berman, 2001 to 2002; formerly,
                                                                              Associate General Counsel, Neuberger
                                                                              Berman, 2001; formerly, Counsel,
                                                                              Neuberger Berman, 2000; Secretary and
                                                                              General Counsel, NB Management since
                                                                              2004.

Sheila R. James (40)                       Assistant Secretary since 2002     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management, 1991 to
                                                                              1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003, four since 2004 and one since 2005).

Kevin Lyons (50)                           Assistant Secretary since 2003     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management, 1993 to
                                                                              1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (ten since 2003, four since
                                                                              2004 and one since 2005).

John M. McGovern (35)                    Treasurer and Principal Financial    Vice President, Neuberger Berman since 2004;
                                         and Accounting Officer since 2005;   Employee, NB Management since 1993;
                                         prior thereto, Assistant Treasurer   Treasurer and Principal Financial and
                                                     since 2002               Accounting Officer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005); formerly, Assistant
                                                                              Treasurer, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator, 2002
                                                                              to 2005.

                                                         33

                                              POSITION AND LENGTH OF
                                              ----------------------
NAME, AGE, AND ADDRESS (1)                        TIME SERVED (2)                      PRINCIPAL OCCUPATION(S) (3)
--------------------------                        ---------------                      ---------------------------

Frank Rosato (34)                          Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1995;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005).

Frederic B. Soule (59)                       Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman, 1999 to 2003; formerly,
                                                                              Vice President, NB Management, 1995 to 1999;
                                                                              Vice President, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (three since 2000, four since 2002, three
                                                                              since 2003, four since 2004 and one since
                                                                              2005).

Chamaine Williams (34)                  Chief Compliance Officer since 2005   Vice President, Lehman Brothers Inc. since
                                                                              2003; Chief Compliance Officer, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (fifteen since 2005); Chief
                                                                              Compliance Officer, Lehman Brothers Asset
                                                                              Management Inc. since 2003; Chief Compliance
                                                                              Officer, Lehman Brothers Alternative
                                                                              Investment Management LLC since 2003;
                                                                              formerly, Vice President, UBS Global Asset
                                                                              Management (US) Inc. (formerly, Mitchell
                                                                              Hutchins Asset Management, a wholly-owned
                                                                              subsidiary of PaineWebber Inc.), 1997-2003.



--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of

Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management LLC.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2005, the Committee met five times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met seven times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times.


     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


     Officers and trustees who are employed by Management or its affiliates receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 10/31/05
                                           ------------------------------

                                                   AGGREGATE                            TOTAL COMPENSATION FROM
                                                 COMPENSATION                         INVESTMENT COMPANIES IN THE
NAME AND POSITION WITH THE TRUST                 FROM THE TRUST                       NEUBERGER BERMAN FUND COMPLEX
---------------------------------                 --------------                     ------------------------------
INDEPENDENT FUND TRUSTEES
John Cannon                                          $17,846                              $96,865
Trustee

Faith Colish                                         $16,362                              $88,886
Trustee

C. Anne Harvey                                       $16,362                              $88,886
Trustee

Barry Hirsch                                         $16,362                              $88,886
Trustee

Robert A. Kavesh                                     $14,824                              $81,386
Trustee

                                       37


                                                   AGGREGATE                            TOTAL COMPENSATION FROM
                                                 COMPENSATION                         INVESTMENT COMPANIES IN THE
NAME AND POSITION WITH THE TRUST                 FROM THE TRUST                       NEUBERGER BERMAN FUND COMPLEX
---------------------------------                 --------------                     ------------------------------

Howard A. Mileaf                                     $16,543                              $89,863
Trustee

Edward I. O'Brien                                    $16,362                              $88,886
Trustee

William E. Rulon                                     $14,824                              $81,386
Trustee

Cornelius T. Ryan                                    $19,203                             $104,057
Trustee

Tom Decker Seip                                      $17,636                              $95,839
Trustee

Candace L. Straight                                  $16,362                              $88,886
Trustee

Peter P. Trapp                                       $17,846                              $96,865
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                          $0                                  $0
President and Trustee

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief
Executive Officer and Trustee

     On December 31, 2005, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

OWNERSHIP OF SECURITIES
-----------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2005.

-----------------------------------
                         Lehman
                         Brothers
                         Core
-----------------------------------
John Cannon                  A
-----------------------------------
Faith Colish                 A
-----------------------------------
C. Anne Harvey               A
-----------------------------------
Barry Hirsch                 A
-----------------------------------
Robert A. Kavesh             A
-----------------------------------
Edward I. O'Brien            A
-----------------------------------
Howard A. Mileaf             A
-----------------------------------
William E. Rulon             A
-----------------------------------

-----------------------------------
                         Lehman
                         Brothers
                         Core
-----------------------------------
Cornelius T. Ryan            A
-----------------------------------
Tom Decker Seip              A
-----------------------------------
Candace L. Straight          A
-----------------------------------
Peter P. Trapp               A
-----------------------------------
Jack L. Rivkin               A
-----------------------------------
Peter E. Sundman             A
-----------------------------------

A = None   B = $1-$10,000   C = $10,000-$50,000   D = $50,001-$100,000
E = over $100,000


---------------------------------------------------------------------------------------------------------
                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE                      TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
---------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------
John Cannon                                                                                          None
---------------------------------------------------------------------------------------------------------
Faith Colish                                                                             $50,000-$100,000
---------------------------------------------------------------------------------------------------------
C. Anne Harvey                                                                                       None
---------------------------------------------------------------------------------------------------------
Barry Hirsch                                                                                         None
---------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                                                          $10,000-$50,000
---------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                                                         $50,000-$100,000
---------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                                                           Over $100,000
---------------------------------------------------------------------------------------------------------
William E. Rulon                                                                               $1-$10,000
---------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                                                                    None
---------------------------------------------------------------------------------------------------------
Tom Decker Seip                                                                                      None
---------------------------------------------------------------------------------------------------------
Candace L. Straight                                                                         Over $100,000
---------------------------------------------------------------------------------------------------------
Peter P. Trapp                                                                           $50,000-$100,000
---------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------
Jack L. Rivkin                                                                                       None
---------------------------------------------------------------------------------------------------------
Peter E. Sundman                                                                            Over $100,000
---------------------------------------------------------------------------------------------------------

     * Valuation as of December 31, 2005.

INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
-----------------------------------

     NB Management  serves as the  investment  manager to the Fund pursuant to a
management   agreement  with  the  Trust,   dated  May  31,  2005   ("Management
Agreement").

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.


     NB Management provides facilities, services, and personnel to the Fund pursuant to two administration agreements with the Trust, for the Neuberger Berman Investor Class and the Lehman Brothers Institutional Class, each dated May 31, 2005 ("Administration Agreement," collectively, the "Administration Agreements"). For such administrative services, each class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreement for each class of shares, NB Management also provides to each class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million,

0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     For administrative services, the Neuberger Berman Investor Class of the Fund pays NB Management at the annual rate of 0.27% of that class's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this class of the Fund; see "Distribution Arrangements" below.)

        The Neuberger Berman Investor Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:


                                          MANAGEMENT AND ADMINISTRATION FEES
                                          ----------------------------------
                                                      ACCRUED
                                                      ------
NEUBERGER BERMAN INVESTOR CLASS*   FROM OCTOBER 1, 2005 TO     FISCAL YEAR ENDED
-------------------------------    -----------------------     -----------------
                                       OCTOBER 31, 2005       SEPTEMBER 30, 2005
                                        --------------        ------------------

LEHMAN BROTHERS CORE                     $13,027                   $167,632

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Fund.

     For administrative services, the Lehman Brothers Institutional Class of the Fund pays NB Management at the annual rate of 0.15% of that Class's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

     The Lehman Brothers Institutional Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:



                                          MANAGEMENT AND ADMINISTRATION FEES
                                          ----------------------------------
                                                      ACCRUED
                                                      -------
LEHMAN BROTHERS INSTITUTIONAL CLASS*  FROM OCTOBER 1, 2005 TO  FISCAL YEAR ENDED
-----------------------------------   -----------------------  -----------------
                                          OCTOBER 31, 2005   SEPTEMBER 30, 2005
                                          ----------------   ------------------
LEHMAN BROTHERS CORE                     $15,298                  $485,743

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Fund.

WAIVERS AND REIMBURSEMENTS
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to the Fund, the appropriateness of any such undertaking is determined on a class-by-class basis.

NEUBERGER BERMAN INVESTOR CLASS
-------------------------------

     NB Management has voluntarily agreed to waive its management fee in the amount of 0.20% of the average daily net assets of the Fund through October 31, 2006.

     NB Management has contractually undertaken to reimburse the Neuberger Berman Investor Class of the Fund so that the total operating expenses of the Neuberger Berman Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.85% of average daily net assets. This undertaking lasts until October 31, 2016.

     The Neuberger Berman Investor Class of the Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     For the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Neuberger Berman Investor Class of the Fund the following amounts of expenses:

NEUBERGER BERMAN INVESTOR CLASS*   FROM OCTOBER 1, 2005 TO   FISCAL YEAR ENDED
-------------------------------    -----------------------   ----------------
                                     OCTOBER 31, 2005       SEPTEMBER  30, 2005
                                     ----------------       --------------------

LEHMAN BROTHERS CORE                     $13,113                  $38,578


LEHMAN BROTHERS INSTITUTIONAL CLASS
-----------------------------------

     NB Management has voluntarily agreed to waive its management fee in the amount of 0.20% of the average daily net assets of the Fund through October 31, 2006.

     NB Management has contractually undertaken to reimburse the Lehman Brothers Institutional Class of the Fund so that the total operating expenses of the Lehman Brothers Institutional Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.45% of average daily net assets. This undertaking lasts until October 31, 2016.


     The Lehman Brothers Institutional Class of the Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.


     For the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Lehman Brothers Institutional Class of the Fund the following amounts of expenses:




LEHMAN BROTHERS INSTITUTIONAL CLASS*     FROM OCTOBER 1, 2005 TO      FISCAL YEAR ENDED
------------------------------------     -----------------------      ----------------
                                            OCTOBER 31, 2005        SEPTEMBER  30, 2005
                                            ----------------        --------------------
LEHMAN BROTHERS CORE                         $15,063                    $76,763


ALL CLASSES
-----------

     The Management Agreement continues until October 31, 2006. The Management Agreement is renewable thereafter from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER
-----------

     LEHMAN BROTHERS ASSET MANAGEMENT LLC: NB Management retains Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management"), 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated May 31, 2005 ("Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund's day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Fund through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues until October 31, 2006 and is renewable from year to year, subject to approval of its continuance in the same manner as each Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Lehman Brothers Asset Management and NB Management employ experienced professionals that work in a competitive environment.

PORTFOLIO MANAGER INFORMATION
-----------------------------

     OTHER ACCOUNTS MANAGED
     ----------------------

     Andrew A. Johnson and Richard W. Knee are the Portfolio Managers of the Fund as of October 31, 2005.

     The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of October 31, 2005.


                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)
ANDREW A. JOHNSON
Registered Investment                5             $3,622                  0                         $0
Companies

Other Pooled Investment              9              $368                   0                         $0
Vehicles

Other Accounts                       20           $28,681                 18                       $7,104

RICHARD W. KNEE
Registered Investment                5             $3,622                  0                         $0
Companies

Other Pooled Investment              9              $368                   0                         $0
Vehicles

                                                        44

Other Accounts                       20           $28,681                 18                       $7,104


     CONFLICTS OF INTEREST
     ---------------------

     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for Funds or accounts other than the Fund may outperform the securities selected for the fund. NB Management, Lehman Brothers Asset Management and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

     COMPENSATION
     ------------

     A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

     The Fund's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.


     In  addition,   there  are  additional  stock  and  option  award  programs available.

     We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

         OWNERSHIP OF SECURITIES
         -----------------------

     Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of October 31, 2005.

------------------------------------------------------------------------------------------------------

                                                                             DOLLAR RANGE OF EQUITY
      PORTFOLIO MANAGER                                                      SECURITIES OWNED IN THE
                                                    FUND MANAGED                      FUND
------------------------------------------------------------------------------------------------------
Andrew A. Johnson            Lehman Brothers Core Bond Fund                             A

------------------------------------------------------------------------------------------------------
Richard W. Knee              Lehman Brothers Core Bond Fund                             A

------------------------------------------------------------------------------------------------------
         A = None                                                       E = $100,001-$500,000

         B = $1-$10,000                                                 F = $500,001-$1,000,000

         C = $10,001 - $50,000                                          G = Over $1,000,001

         D =$50,001-$100,000



INVESTMENT COMPANIES MANAGED
----------------------------

As of December 31, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $32.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2005
----                                                           -----------------

National Municipal Money Fund.......................................$200,000,010

Neuberger Berman Cash Reserves......................................$485,037,514

Neuberger Berman Government Money Fund..............................$345,418,424

Neuberger Berman High Income Bond Fund..............................$718,594,320

Lehman Brothers Core Bond Fund.......................................$74,844,999

Lehman Brothers Municipal Money Fund................................$549,239,538

Lehman Brothers New York Municipal Money Fund.......................$100,000,010

Neuberger Berman Limited Maturity Bond Fund.........................$168,896,013

Neuberger Berman Municipal Securities Trust..........................$33,794,361

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2005
----                                                           -----------------

Neuberger Berman Strategic Income Fund...............................$24,843,484

Tax-Free Money Fund.................................................$400,000,010

Neuberger Berman Century Fund........................................$10,654,095

Neuberger Berman Fasciano Fund......................................$551,036,534

Neuberger Berman Focus Fund.......................................$1,274,540,064

Neuberger Berman Genesis Fund....................................$11,401,947,862

Neuberger Berman Guardian Fund....................................$1,597,621,128

Neuberger Berman International Fund...............................$1,106,888,777

Neuberger Berman International Institutional Fund...................$174,192,576

Neuberger Berman Manhattan Fund.....................................$359,824,631

Neuberger Berman Millennium Fund.....................................$55,534,491

Neuberger Berman Partners Fund....................................$2,981,981,082

Neuberger Berman Real Estate Fund....................................$47,193,989

Neuberger Berman Regency Fund.......................................$157,074,388

Neuberger Berman Socially Responsive Fund...........................$539,777,741

Neuberger Berman Advisers Management Trust........................$2,477,302,428

Neuberger Berman Intermediate Municipal Fund Inc....................$485,828,721

Neuberger Berman California Intermediate Municipal Fund Inc.........$159,766,066

Neuberger Berman New York Intermediate Municipal Fund Inc...........$129,176,653

Neuberger Berman Real Estate Income Fund Inc........................$144,708,907

Neuberger Berman Realty Income Fund Inc.............................$820,794,596

Neuberger Berman Real Estate Securities Income Fund Inc.............$797,950,554

Neuberger Berman Income Opportunity Fund Inc........................$416,804,093

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2005
----                                                           -----------------

Neuberger Berman Dividend Advantage Fund Inc. ......................$179,585,351

Institutional Liquidity Portfolio.................................$2,126,828,567

Prime Portfolio...................................................$1,860,550,502



     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management, Neuberger Berman, or Lehman Brothers Asset Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management, Neuberger Berman, or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NB Management, Neuberger Berman or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a fund, in other cases it is believed that a fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management, and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of NB Management, Lehman Brothers Asset Management and Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of NB Management, Lehman Brothers Asset Management and Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management, Lehman Brothers Asset Management and Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS
---------------

     The Fund, NB Management, Lehman Brothers Asset Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management or Lehman Brothers Asset Management, respectively. The Fund's Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT,  NEUBERGER  BERMAN AND LEHMAN  BROTHERS
--------------------------------------------------------------------------------
ASSET MANAGEMENT
----------------

     Neuberger Berman, Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset
Management who are deemed "control persons," all of whom have offices at the same address as the Lehman Brothers Asset Management, are: Theodore P. Janulis, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.


     Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman
Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

     According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand,

75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS


     The Fund offers two classes of shares known as Neuberger Berman Investor Class and Lehman Brothers Institutional Class.


DISTRIBUTOR
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Neuberger Berman Investor Class and Lehman Brothers Institutional Class shares are offered on a no-load basis. Lehman Brothers Institutional Class shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.


     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Neuberger Berman Investor Class and Lehman Brothers Institutional Class shares, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For the Fund's Neuberger Berman Investor Class and Lehman Brothers Institutional Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or Lehman Brothers Asset Management.

     From time to time, for the Neuberger Berman Investor Class or Lehman Brothers Institutional Class, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2006. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.


DISTRIBUTION PLAN (NEUBERGER BERMAN INVESTOR CLASS ONLY)
--------------------------------------------------------

     The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Neuberger Berman Investor Class ("Distribution Plan") which, among other things, permits the Fund to pay NB Management fees for its services related to the sales and distribution of this Class of shares and provide ongoing services to holders of this Class of shares. Under the Distribution Plan, the Fund pays NB Management a certain annual percentage rate of its average daily net assets. Neuberger Berman
Investor Class pays 0.25%. Payments with respect to the Neuberger Berman Investor Class are made only from assets attributable to that Class. For the Neuberger Berman Investor Class, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by the Neuberger Berman Investor Class during any year may be more or less than the cost of distribution and other services provided to that Class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.


     The total amount of fees accrued for the fiscal year ended September 30, 2005 and the fiscal period of October 1, 2005 to October 31, 2005 were $72,994 and $6,259, respectively.


     The Distribution Plan requires that NB Management provide Fund Trustees, for their review, a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plan, Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and shareholders of the Neuberger Berman Investor Class. To the extent the Distribution Plan allows the Fund to penetrate markets to which that class would not otherwise have access, the Distribution Plan may result in additional sales of the Fund shares of Neuberger Berman Investor Class; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.


     The Distribution Plan continues until May 31, 2006. The Distribution Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund

Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plans ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Class and by Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.

     From time to time, the Fund may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board of Trustees may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.



                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE
--------------------------------

     The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each class of the Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

     The Fund values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open.

     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

     The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time.

     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that Lehman Brothers Asset Management deems likely to cause a material change in the value of such security, the Board of Trustees of the Trust has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees of the Trust believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

     Neuberger Berman Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Neuberger Berman Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through
(1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Neuberger Berman Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     Automatic investing enables a Neuberger Berman Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," if shareholders purchased a Fund's Institutional, Investor or Neuberger Berman Investor shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met (for purposes of the exchange privilege, Neuberger Berman Investor Class and Investor Class are considered in the same class). Investor Class and Neuberger Berman Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class and Neuberger Berman Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Adviser, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Lehman Brothers Institutional Class shareholders, Strategic Income Fund Institutional Class shareholders, International Institutional Fund Institutional Class shareholders, or Genesis Fund Institutional Class shareholders.


EQUITY FUNDS
------------
    Neuberger Berman                          Seeks  long-term  growth of  capital;  dividend  income is a
    Century Fund                              secondary   goal.   Invests   mainly  in  common  stocks  of
                                              large-capitalization  companies. The Portfolio Manager seeks to buy  companies  with strong  historical  and  prospective earnings growth.


    Neuberger Berman                          Seeks long-term  capital growth.  The Portfolio Manager also
    Fasciano Fund                             may  consider a  company's  potential  for  income  prior to selecting it for the Fund.  The Fund  invests  mainly in the common  stocks of small-cap  companies,  i.e.,  those with a total  market value of no more than $1.5 billion at the time the Fund first invests in them. In selecting  companies that the Portfolio Manager believes may have greater potential to appreciate in price,  the Portfolio  Manager will invest the
                                              Fund in smaller  companies that are  under-followed by major
                                              Wall  Street  brokerage  houses and large  asset  management firms.

    Neuberger Berman                          Seeks long-term growth of capital.  Invests mainly in common
    Focus Fund                                stocks  selected  from  13  multi-industry  sectors  of  the economy.  To maximize  potential  return,  the Fund normally makes  90% or more of its  investments  in not more than six sectors  of the  economy,  and may invest 50% or more of its assets in any one sector.

                             54


    Neuberger Berman                          Seeks  growth  of  capital.  Invests  mainly  in  stocks  of
    Genesis Fund                              companies  with small market  capitalizations  (no more than
    (This fund is closed to new investors.)   $1.5  billion  at the time of the  Fund's  investment).  The
                                              Portfolio  Managers  seek to buy the  stocks of  undervalued companies whose current product lines and balance sheets are strong.


    Neuberger Berman                          Seeks long-term growth of capital and  secondarily,  current
    Guardian Fund                             income.    Invests    mainly    in   stocks   of   mid-   to
                                              large-capitalization  companies that are well positioned and are undervalued in the market.

    Neuberger Berman                          Seeks long-term capital  appreciation by investing primarily
    International Fund                        in foreign stocks of any  capitalization,  both in developed economies and in emerging  markets.  The Portfolio  Managers
                                              seek   undervalued   companies  in  countries   with  strong
                                              potential for growth.

    Neuberger Berman                          Seeks growth of capital.  Invests in securities  believed to
    Manhattan Fund                            have   the   maximum   potential   for   long-term   capital
                                              appreciation.   The  Portfolio  Managers  seek  fast-growing
                                              companies with above average sales and  competitive  returns on equity  relative to their peers.  Factors in  identifying
                                              these  firms  may  include  financial  strength,   a  strong
                                              position  relative to competitors and strong earnings growth relative to competitors.

    Neuberger Berman                          Seeks growth of capital by investing mainly in common stocks
    Millennium Fund                           of small-capitalization companies, which it defines as those with a total  market value of no more than $2 billion at the time of initial  investment.  The Portfolio  Managers take a growth approach to stock selection, looking for fast growing companies with above average sales and  competitive  returns on equity  relative to their peers.  Factors in  identifying
                                              these  firms  may  include  financial  strength,   a  strong
                                              position  relative to competitors and strong earnings growth relative to competitors.

    Neuberger Berman                          Seeks capital growth through an approach that is intended to
    Partners Fund                             increase capital with reasonable risk. The Portfolio Manager looks at fundamentals,  focusing  particularly on cash flow, return on capital, and asset values.


                             55


    EQUITY FUNDS
    ------------

    Neuberger Berman                          Seeks  total  return  through   investment  in  real  estate
    Real Estate Fund                          Securities,   emphasizing  both  capital   appreciation  and
                                              current income.

    Neuberger Berman                          Seeks  growth of capital by  investing  primarily  in common
    Regency Fund                              stocks of  mid-capitalization  companies which the Portfolio
                                              Manager believes have solid fundamentals.


    Neuberger Berman                          Neuberger  Berman  Seeks  long-term  growth  of  capital  by
    Socially Responsive Fund                  investing primarily in securities of companies that meet the
                                              Fund's financial criteria and social policy.

    INCOME FUNDS
    ------------

    Neuberger Berman                          A money  market fund seeking the highest  available  current
    Cash Reserves                             income  consistent  with  safety  and  liquidity.  The  Fund invests in high-quality money market  instruments.  The Fund
                                              may  also  engage  in  reverse  repurchase   agreements  and
                                              securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

    Neuberger Berman                          A U.S.  Government  money market fund seeking maximum safety
    Government Money Fund                     and liquidity and the highest available current income.  The
                                              Fund  invests  in  securities  issued  or  guaranteed  as to principal or interest by the U.S.  Government,  its agencies and  instrumentalities  and  repurchase  agreements  on such securities.  The Fund may also engage in reverse  repurchase agreements  and securities  lending.  It seeks to maintain a constant purchase and redemption price of $1.00.

                             56


    Neuberger Berman                          Seeks   high   total   returns   consistent   with   capital
    High Income Bond Fund                     preservation.  The  Fund  normally  invests  primarily  in a diversified portfolio of U.S. intermediate-term,  high-yield corporate  bonds,  including those sometimes known as "junk"
                                              bonds.

    Lehman Brothers                           Seeks to maximize  total  return  through a  combination  of
    Core Bond Fund                            income and capital  appreciation.  The Fund normally invests in high quality  fixed-income  securities.  Corporate bonds, commercial  paper or bonds  secured  by assets  such as home mortgages,  generally, must at least be an A*/; bonds issued by the U.S.  Government or its agencies are considered  high quality.


    Neuberger Berman                          Seeks the highest current income consistent with low risk to
    Limited Maturity Bond Fund                principal and liquidity and, secondarily,  total return. The
                                              Fund invests in debt securities, primarily investment grade;
                                              maximum 10% below  investment  grade, but no lower than B.*/
                                              Maximum average duration of four years.

    Neuberger Berman                          Seeks  high  current  tax-exempt  income  with  low  risk to
    Municipal Securities Trust                principal,  limited price  fluctuation,  and liquidity  and, secondarily,  total  return.  The Fund invests in investment grade municipal  securities with a maximum average  duration of 10 years.

    MUNICIPAL FUNDS
    ---------------

    National Municipal                        Seeks the  highest  available  current  income  exempt  from
    Money Fund                                federal  income  tax  that is  consistent  with  safety  and liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers  around the  country.  The Fund seeks to  maintain a stable $1.00 share price.

    Lehman Brothers Municipal                 A money  market  fund  seeking the  maximum  current  income
    Money Fund                                exempt from federal income tax,  consistent  with safety and liquidity.  The Fund  invests  in  high-quality,  short-term municipal  securities.  It  seeks  to  maintain  a  constant purchase and redemption price of $1.00.

                             57


    MUNICIPAL FUNDS
    ---------------

    Lehman Brothers New York                  A money  market fund seeking the highest  available  current
    Municipal Money Fund                      income exempt from federal income tax and New York State and
                                              New York City personal  income taxes that is consistent with safety and liquidity. The Fund normally invests at least 80%
                                              of its net  assets  in  high-quality,  short-term  municipal securities  that provide  income that is exempt from federal income  tax and New York  State and New York  City  personal income  taxes.  The Fund seeks to  maintain  a stable  $1.00 share price.

    Tax-Free Money Fund                       Seeks the  highest  available  current  income  exempt  from federal  income tax and,  to the extent  possible,  from the federal  alternative  minimum tax, that is  consistent  with safety and liquidity. The Fund normally invests at least 80%
                                              of its net  assets  in  high-quality,  short-term  municipal securities.  The Fund also normally  invests at least 80% of its net assets in securities  the interest on which is not a
                                              preference   item  for  federal   alternative   minimum  tax
                                              purposes.  The Fund seeks to  maintain a stable  $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that NATIONAL Municipal Money Fund, Neuberger Berman Government Money Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY FUND, Lehman Brothers NEW YORK Municipal Money Fund, or TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

     The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


     As noted in the applicable Prospectus, the Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

REDEMPTIONS IN KIND
-------------------

     The Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when NB Management determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund distributes to its shareholders, by class, substantially all of its net investment income (after deducting expenses attributable to the class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Fund's NAV until distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

     Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of the Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant class, unless the shareholder elects to receive them in cash ("cash election"). Neuberger Berman Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.


     A shareholder's cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.


     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant class at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND
--------------------

     To continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies, and
(b) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.


     By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the federal income tax rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.


     Interest and dividends the Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund's use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     The Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.


     When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.


     If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS
----------------------------------

     If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

     Dividends the Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain original issue discount, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.


     As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Lehman Brothers Asset Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. Lehman Brothers Asset Management also may consider the brokerage and research services that broker-dealers provide to the Fund or Lehman Brothers Asset Management. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     Neuberger Berman and Lehman Brothers act as principal brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

     During the fiscal year ended September 30, 2005, Lehman Brothers Core Bond Fund acquired securities of the following of its "regular brokers or dealers":
State Street Bank & Trust Company. At September 30, 2005, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc of America Securities, LLC, 463,632; Bear, Stearns, & Co., Inc., $1,111,242; Citigroup Global Markets, Inc., $1,283,035; Goldman, Sachs & Co., $594,974; J.P. Morgan Chase & Co., $7,293,752; Merrill Lynch, Pierce, Fenner & Smith Inc., $1,084,214; and Morgan Stanley, $137,899.

     During the period from October 1, 2005 to October 31, 2005, Lehman Brothers Core Bond Fund acquired securities of the following of its "regular brokers or dealers": Banc of America Securities, LLC, State Street Bank & Trust Company. At October 31, 2005, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc of America Securities, LLC, $450,718; Bear, Stearns, & Co., Inc., $1,190,007; Citigroup Global Markets, Inc., $1,372,703; Credit Suisse First Boston Corp., $1,404,616; Goldman, Sachs & Co., $515,163; J.P. Morgan Chase & Co., $5,981,131; Lehman Brothers, Inc., $916,479; Merrill Lynch, Pierce, Fenner & Smith Inc., $705,905; Morgan Stanley, $495,277; and Neuberger Berman, LLC, $2,518,159.

     No  affiliate  of the Fund  receives  give-ups  or  reciprocal  business in connection with its portfolio transactions. The Fund does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.


     The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934, as amended. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.


     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.


     The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances Lehman Brothers Asset Management specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Lehman Brothers Asset Management's normal internal research activities, Lehman Brothers Asset Management's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Lehman Brothers Asset Management is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Lehman Brothers Asset Management by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Lehman Brothers Asset Management and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Lehman Brothers Asset Management always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Lehman Brothers Asset Management who are Portfolio Managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if Lehman Brothers Asset Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. Lehman Brothers Asset Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by Lehman Brothers Asset Management in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.


PORTFOLIO TURNOVER
------------------

     The Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

PROXY VOTING
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Fund. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and their shareholders. The Board permits NB
Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

     The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met

(e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

PORTFOLIO HOLDINGS DISCLOSURE PROCEDURES
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Directors reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Fund, NB Management, Neuberger Berman, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code of Ethics also prohibits any person associated with the Fund, NB Management, Neuberger Berman, and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


PORTFOLIO HOLDINGS APPROVED RECIPIENTS
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.


     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES.
     -------------------------------------

     The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Fund also provides its complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Lehman Brothers Asset Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.


                             REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND
--------


     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."


     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a class may be borne solely by such class as determined by the Fund Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

                          CUSTODIAN AND TRANSFER AGENT

     The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Neuberger Berman Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Lehman Brothers Institutional Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm who will audit its financial statements.

                                  LEGAL COUNSEL

     The Trust has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K. Street, N.W., Washington, D.C. 20006, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of December 31, 2005, the following are all of the beneficial and record owners of more than five percent of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.




CLASS                         NAME & ADDRESS                     PERCENT OWNED
-----                         --------------                     -------------
NEUBERGER BERMAN              UMB Bank, NA as                       21.69%
INVESTOR CLASS                Fiduciary for various
                              tax deferred accounts
                              1 SW Security Benefit Pl.
                              Topeka, KS 66636

                              National Financial                    18.86%
                              Services Corp.
                              For the exclusive
                              benefit of our customers
                              200 Liberty Street
                              New York, NY 10281

                              Security Benefit Life                 11.56%
                              Insurance Co.
                              1 SW Security Benefit Pl.
                              Topeka, KS 66636

                              MLPF&S for the sole                   10.39%
                              benefit of its customers
                              4800 Deer Lake Dr. E 3rd Fl.
                              Jacksonville, FL 32246

LEHMAN BROTHERS               Mercer Trust Co.                      56.16%
INSTITUTIONAL CLASS           Custodian
                              IBEW Local 134 Joint
                              Pension Trust of Chicago
                              Pension Pl. No. 5
                              35 Investors Way
                              Norwood, MA 02062

                              Union Bank Tr Nominee                 18.33%
                              FBO FNB Omnibus
                              P.O. Box 85454
                              San Diego, CA 92186

                              IUOE Local 399                         6.49%
                              Health & Welfare Fund
                              763 W Jackson Blvd.
                              Chicago, IL 60661

                              Bank of America NA Cust.               5.89%
                              FBO Trustee Phila Sub
                              Corp Ariel Cap Mgmt
                              Attn MFO 8511116
                              P.O. Box 831575
                              Dallas, TX 75283


                             REGISTRATION STATEMENT


     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Reports to shareholders for the fiscal years ended September 30, 2005 and October 31, 2005:

                  The audited financial statements of the Fund and notes thereto for the fiscal period ended October 31, 2005, and the reports of Tait, Weller and Baker LLP, Independent Registered Public Accounting Firm with respect to such audited financial statements of the Fund.

                  The audited financial statements of the Fund and notes thereto for the fiscal year ended September 30, 2005, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm with respect to such audited financial statements of the Fund.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 49 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits
--------     --------

           Exhibit         Description
           Number          -----------
           ------

           (a)             (1)      Restated Certificate of Trust. Incorporated
                                    by Reference to Post-Effective Amendment No.
                                    26 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed December 29, 1998).

                           (2) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 23, 1996).

                           (3) Trust Instrument, Amended and Restated, of Neuberger Berman Income Funds (Filed herewith).

           (b)             By-Laws of Neuberger Berman Income Funds.
                           Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

           (c)             (2)      By-Laws of Neuberger Berman Income Funds,
                                    Articles V, VI, and VIII. Incorporated by
                                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                    Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed February 23, 1996).

                           (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed February 23, 1996).

                           (3) Trust Instrument of Neuberger Berman Income Funds, Amended and Restated , Article V. Incorporated by Reference to Exhibit (a)
                                    (3).

           (d)             (1)      Management Agreement Between Neuberger
                                    Berman Income Funds and Neuberger Berman
                                    Management Inc. Incorporated by Reference to
                                    Post-Effective Amendment No. 42 to
                                    Registrant's Registration Statement on Form
                                    N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

                           (2) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

           Exhibit         Description
           Number          -----------
           ------
                           (3)      Management Agreement Between Neuberger
                                    Berman Income Funds and Neuberger Berman
                                    Management Inc. with Respect to Funds where
                                    Lehman Brothers Asset Management LLC is the
                                    Sub-Advisor. Incorporated by Reference to
                                    Post-Effective Amendment No. 46 to
                                    Registrant's Registration Statement on Form
                                    N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    June 1, 2005).

                           (4) Amended Schedule A and B to the Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

                           (5) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed June 1, 2005).

                           (6) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    December 19, 2005).

           (e)             (1)      Distribution Agreement Between Neuberger
                                    Berman Income Funds and Neuberger Berman
                                    Management Inc. with Respect to Investor
                                    Class Shares. Incorporated by Reference to
                                    Post-Effective Amendment No. 42 to
                                    Registrant's Registration Statement on Form
                                    N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

                           (2) Amended Schedule A to the Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

                           (3) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

                           (4) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed February 27, 2004).

           Exhibit         Description
           Number          -----------
           ------
                           (5)      Distribution Agreement Between Neuberger
                                    Berman Income Funds and Neuberger Berman
                                    Management Inc. with Respect to Neuberger
                                    Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed June 1, 2005).

                           (6) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1,
                                    2005).

                           (7) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    December 19, 2005).

           (f)             Bonus, Profit Sharing Contracts. None.

           (g)             (1)      Custodian Contract Between Neuberger Berman
                                    Income Funds and State Street Bank and Trust
                                    Company. Incorporated by Reference to
                                    Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 23, 1996).

                           (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    January 31, 1997).

           (h)             (1)      (i)      Transfer Agency and Service
                                             Agreement Between Neuberger Berman
                                             Income Funds and State Street Bank
                                             and Trust Company. Incorporated by
                                             Reference to Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, File Nos. 2-85229 and
                                             811-3802 (Filed February 23, 1996).


                                    (ii)     First Amendment to Transfer Agency
                                             and Service Agreement between
                                             Neuberger Berman Income Funds and
                                             State Street Bank and Trust
                                             Company. Incorporated by Reference
                                             to Post-Effective Amendment No. 21
                                             to Registrant's Registration
                                             Statement on Form N-1A, File Nos.
                                             2-85229 and 811-3802 (Filed
                                             February 23, 1996).

                                    (iii)    Schedule of Compensation under the
                                             Transfer Agency and Service
                                             Agreement. Incorporated by
                                             Reference to Post-Effective
                                             Amendment No. 23 to Registrant's
                                             Registration Statement on Form
                                             N-1A, File Nos. 2-85229 and
                                             811-3802 (Filed January 31, 1997).

           Exhibit         Description
           Number          -----------
           ------
                           (2)      Administration Agreement Between Neuberger
                                    Berman Income Funds and Neuberger Berman
                                    Management Inc. with Respect to Investor
                                    Class Shares. Incorporated by Reference to
                                    Post-Effective Amendment No. 42 to
                                    Registrant's Registration Statement on Form
                                    N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

                           (3) Amended Schedule A to the Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

                           (4) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    February 27, 2004).

                           (5) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed February 27, 2004).

                           (6) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed June 1, 2005).

                           (7) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1,
                                    2005).

                           (8) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    December 19, 2005).

           (i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham with Respect to Securities Matters of the Registrant. Filed herewith.

           (j)             Consent of Tait, Weller & Baker LLP. Filed herewith.

           (k)             Financial Statements Omitted from Prospectus. None.

           (l)             Letter of Investment Intent. None.

           Exhibit         Description
           Number          -----------
           ------

           (m) Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

           (n)             Amended and Restated Plan Pursuant to Rule 18f-3.
                           Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

           (o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A File Nos. 2-85229 and 811-3802 (Filed June 2, 2003).

           (p)             (1)      Code of Ethics for Registrant, Investment
                                    Adviser and Underwriter. Incorporated by
                                    Reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on
                                    Form N-1A, File Nos. 2-85229 and 811-3802
                                    (Filed February 25, 2005).

                           (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                    March 18, 2005).


Item 24.     Persons Controlled By or Under Common Control with Registrant.
--------     --------------------------------------------------------------

          No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.
--------     ----------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected

Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreements between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

          Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

          Section 6 of the Sub-Advisory Agreement between NB Management and Lincoln Capital Fixed Income Management Company LLC ("Lincoln Capital") with respect to the Registrant or any series thereof, provides that neither Lincoln Capital nor any director, officer or employee of Lincoln Capital performing services for any series of the Registrant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

          Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

          Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Adviser and
--------     Sub-Adviser.
             ---------------------------------------------------------

          Information as to the directors and officers of NB Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB Management in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-8259) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

          Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.     Principal Underwriters.
--------     -----------------------

          (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                    Neuberger Berman Advisers Management Trust
                    Neuberger Berman Equity Funds
                    Neuberger Berman Institutional Liquidity Series Lehman Brothers Institutional Liquidity Series Lehman Brothers Reserve Liquidity Series

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES                     POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                          WITH REGISTRANT
----                     ----------------                          ---------------
Ann H. Benjamin          Vice President                            None

Michael L. Bowyer        Vice President                            None

Claudia A. Brandon       Vice President/Mutual Fund Board          Secretary
                         Relations & Assistant Secretary

Thomas J. Brophy         Vice President                            None

Jon D. Brorson           Vice President                            None

Steven R. Brown          Vice President                            None

David H. Burshtan        Vice President                            None

Lori B. Canell           Vice President                            None

Robert Conti             Senior Vice President                     Vice President

Robert B. Corman         Vice President                            None

Robert W. D'Alelio       Vice President                            None

Cynthia L. Damian        Vice President                            None

John E. Dugenske         Vice President                            None

Ingrid Dyott             Vice President                            None

Michael F. Fasciano      Vice President                            None

Janet A. Fiorenza        Vice President                            None

William J. Furrer        Vice President                            None

Brian J. Gaffney         Senior Vice President                     Vice President

Maxine L. Gerson         Secretary                                 Chief Legal Officer (only for
                                                                   purposes of sections 307 and 406 of
                                                                   the Sarbanes - Oxley Act of 2002)

Theodore P. Giuliano     Vice President                            None

Edward S. Grieb          Treasurer and Chief Financial Officer     None

Michael J. Hanratty      Vice President                            None

Alyssa Juros             Vice President                            None

Milu E. Komer            Vice President                            None

Sajjad S. Ladiwala       Vice President                            None

Richard S. Levine        Vice President                            None

John A. Lovito           Vice President                            None

Kelly M. Landron         Vice President                            None

Jeffrey B. Lane          Director                                  None

Arthur Moretti           Vice President                            None

S. Basu Mullick          Vice President                            None

Thomas P. O'Reilly       Vice President                            None

Loraine Olavarria        Assistant Secretary                       None

Elizabeth Reagan         Vice President                            None

Brett S. Reiner          Vice President                            None

Jack L. Rivkin           Chairman and Director                     President and Trustee

Benjamin E. Segal        Vice President                            None

Michelle B. Stein        Vice President                            None

Kenneth J. Turek         Vice President                            None

                         POSITIONS AND OFFICES                     POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                          WITH REGISTRANT
----                     ----------------                          ---------------
Peter E. Sundman         President and Director                    Chairman of the Board, Chief
                                                                   Executive Officer and Trustee

Judith M. Vale           Vice President                            None

Chamaine Williams        Chief Compliance Officer                  Chief Compliance Officer

John T. Zielinsky        Vice President                            None

          (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.
--------     ---------------------------------

             All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.     Management Services.
--------     --------------------

          Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.
--------     -------------

          None.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment 49 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27 day of January 2006.

                                                NEUBERGER BERMAN INCOME FUNDS


                                                By:    /s/ Jack L. Rivkin
                                                       ---------------------
                                                Name:  Jack L. Rivkin*
                                                Title: President and Trustee


          Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 49 has been signed below by the following persons in the capacities and on the date indicated.

Signature                                 Title                        Date
---------                                 -----                        ----

                              Chairman of the Board, Chief
/s/ Peter E. Sundman          Executive Officer and Trustee     January 27, 2006
----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                President and Trustee         January 27, 2006
----------------------------
Jack L. Rivkin*

                            Treasurer and Principal Financial
/s/ John M. McGovern             and Accounting Officer         January 27, 2006
----------------------------
John M. McGovern

/s/ John Cannon                          Trustee                January 27, 2006
----------------------------
John Cannon*

/s/ Faith Colish                         Trustee                January 27, 2006
----------------------------
Faith Colish*

/s/ C. Anne Harvey                       Trustee                January 27, 2006
----------------------------
C. Anne Harvey*

/s/ Barry Hirsch                         Trustee                January 27, 2006
----------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                     Trustee                January 27, 2006
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                     Trustee                January 27, 2006
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                    Trustee                January 27, 2006
----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                     Trustee                January 27, 2006
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                    Trustee                January 27, 2006
----------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                      Trustee                January 27, 2006
----------------------------
Tom Decker Seip*

/s/ Candace L. Straight                  Trustee                January 27, 2006
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                       Trustee                January 27, 2006
----------------------------
Peter P. Trapp*



* Signatures affixed by Arthur C. Delibert on January 27, 2006 pursuant to power of attorney filed with Post-Effective Amendment No. 38 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, on February 28, 2003.